Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value under GAAP is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets and liabilities include available for sale investments in U.S. treasury securities and U.S. treasury securities held to fund employee benefit and deferred compensation obligations.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account securities. Their fair values are determined by external pricing vendors.

Level 2 assets and liabilities also include derivative contracts which are valued using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material. Level 2 other assets represent investments in mutual and collective trust funds held to fund employee benefit and deferred compensation obligations. These investments are valued at the funds’ net asset values based on a market approach.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities. To estimate their fair value, Northern Trust developed an internal income-based model. The lack of activity in the auction rate security market has resulted in a lack of observable market inputs to incorporate within the model. Therefore, significant inputs to the model include Northern Trust’s own assumptions about future cash flows and appropriate discount rates, both adjusted for credit and liquidity factors. In developing these assumptions, Northern Trust incorporated the contractual terms of the securities, the types of collateral, any credit enhancements available, and relevant market data, where available. Level 3 liabilities include acquisition related contingent purchase considerations and indemnification obligations related to litigation involving Visa Inc. (Visa), discussed in further detail in Note 25 – Contingent Liabilities, and standby letters of credit, discussed in Note 27 – Off-Balance Sheet Financial Instruments. The fair value of contingent purchase consideration liabilities is determined using an income-based (discounted cash flow) model that incorporates Northern Trust’s own assumptions about future cash flows and appropriate discount rates. The fair value of the net estimated liability for Visa related indemnifications is based on a market approach, but requires management to exercise significant judgment given the limited number of market transactions involving identical or comparable liabilities. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by fair value hierarchy level.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Non-U.S. Government	–	173.7	–	–	173.7
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	2,160.5	–	–	2,160.5

Total	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	.7	–	–	.7

Total	–	3,426.3	–	(2,243.7)	1,182.6

All Other	71.4	35.1	–	–	106.5

Total	71.4	3,461.4	–	(2,243.7)	1,289.1

Total Assets at Fair Value	4,100.8	29,454.2	178.3	(2,243.7)	31,489.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	.1	–	–	.1

Total	–	3,223.6	–	(2,281.0)	942.6

All Other	–	–	100.6	–	100.6

Total Liabilities at Fair Value	$–	$3,223.6	$100.6	$(2,281.0)	$1,043.2

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–	–	367.8	–	367.8
Other	–	611.3	–	–	611.3

Total	658.4	18,875.7	367.8	–	19,901.9

Trading Account	–	6.8	–	–	6.8

Total	658.4	18,882.5	367.8	–	19,908.7

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swaps	–	285.8	–	–	285.8
Interest Rate Options	–	.1	–	–	.1
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	24,999.1	367.8	(4,770.9)	21,320.3

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swaps	–	163.7	–	–	163.7
Interest Rate Options	–	.1	–	–	.1
Credit Default Swaps	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following presents the changes in Level 3 assets for the years ended December 31, 2011 and 2010.

	AUCTION RATE SECURITIES
(In Millions)	2011	2010
Fair Value at January 1	$367.8	$427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19.0)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(.3)
Settlements	(158.3)	(48.7)

Fair Value at December 31	$178.3	$367.8

As of December 31, 2011 and 2010, auction rate securities had a net unrealized loss of $8.2 million ($5.1 million net of tax) and a net unrealized gain of $10.8 million ($6.8 million net of tax), respectively. Realized gains of $10.7 million in 2011 include $10.6 million from redemptions by issuers and $.1 million from sales of securities. Realized gains of $3.7 million in 2010 include $3.4 million from redemptions by issuers and $.3 million from sales of securities. Gains on redemptions and sales are included in interest income and investment security gains (losses), net, respectively, within the consolidated statement of income.

The following presents the changes in Level 3 liabilities for the years ended December 31, 2011 and 2010.

	OTHER LIABILITIES
(In Millions)	2011	2010
Fair Value at January 1	$58.6	$94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(.6)	(4.5)
Included in Other Comprehensive Income	–	–
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)

Fair Value at December 31	100.6	$58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–

Balances include contingent purchase considerations and a net estimated liability for Visa related indemnifications (refer to Note 25) and standby letters of credit (refer to Note 27).

All realized and unrealized gains and losses related to Level 3 liabilities are included in other operating income or other operating expense with the exception of those related to the Visa indemnification liability, which have been presented separately in the consolidated statement of income. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2011
Loans (1)	$–	$–	$64.3	$64.3
Other Real Estate Owned (2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1
December 31, 2010

Loans (1)	$–	$–	$72.4	$72.4
Other Real Estate Owned (2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9

(1) Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.

(2) Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.

The fair values of loan collateral and OREO properties were estimated using a market approach typically supported by third party appraisals, and were subject to adjustments to reflect management’s judgment as to their realizable value.

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors or, in limited cases, modeled internally, using widely accepted models which are based on an income approach that incorporates current market yield curves and assumptions regarding anticipated prepayments and defaults.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using a discounted cash flow methodology based on current market rates offered by Northern Trust as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectibility.

Federal Reserve and Federal Home Loan Bank Stock. The fair values of Federal Reserve and Federal Home Loan Bank stock are equal to their carrying values which represent redemption value.

Affordable Housing Investments. Affordable housing investments are valued at cost, which approximates fair value.

Savings Certificates and Other Time Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates offered by Northern Trust.

Senior Notes, Subordinated Debt, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Federal Home Loan Bank Borrowings. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates available to Northern Trust.

Loan Commitments. The fair values of loan commitments represent the amount of unamortized fees on these instruments.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; federal funds sold and securities purchased under agreements to resell; interest-bearing deposits with banks; federal reserve deposits and other interest-bearing assets; client security settlement receivables; non-U.S. offices interest-bearing deposits; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2011		2010
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$2,818.0	$2,818.0
Federal Funds Sold and Resell Agreements	121.3	121.3	160.1	160.1
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	15,351.3	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	10,924.6	10,924.6
Securities
Available for Sale	30,192.5	30,192.5	19,901.9	19,901.9
Held to Maturity	799.2	817.1	922.2	941.8
Trading Account	8.0	8.0	6.8	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	26,747.8	26,814.2
Held for Sale	9.3	9.3	2.2	2.2
Client Security Settlement Receivables	778.3	778.3	701.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	185.5	185.5
Affordable Housing Investments	290.8	290.8	265.4	265.4
All Other	106.5	106.5	103.3	103.3
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	43,751.2	24,810.3	24,810.3
Savings Certificates and Other Time	3,058.3	3,065.5	3,913.0	3,929.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	35,472.4	35,472.4
Federal Funds Purchased	815.3	815.3	3,691.7	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	954.4	954.4
Other Borrowings	931.5	931.5	347.7	347.7
Senior Notes	2,126.7	2,197.3	1,896.1	1,936.5
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	1,148.7	1,177.2
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	1,532.5	1,613.5
Floating Rate Capital Debt	276.9	211.6	276.9	223.2
Other Liabilities
Financial Guarantees	43.8	43.8	58.6	58.6
Contingent Consideration	56.8	56.8	—	—
Loan Commitments	28.9	28.9	32.4	32.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	25.2	25.2	44.9	44.9
Liabilities	31.8	31.8	51.4	51.4
Interest Rate Swaps
Assets	149.6	149.6	134.6	134.6
Liabilities	47.3	47.3	15.3	15.3
Credit Default Swaps
Assets	.7	.7	–	–
Liabilities	.1	.1	2.8	2.8
Forward Contracts
Assets	–	–	.5	.5
Liabilities	–	–	.2	.2
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	5,747.9	5,747.9
Liabilities	2,959.8	2,959.8	5,729.9	5,729.9
Interest Rate Swaps
Assets	188.7	188.7	151.2	151.2
Liabilities	184.6	184.6	148.4	148.4
Interest Rate Option
Assets	–	–	.1	.1
Liabilities	–	–	.1	.1